Investments	12 Months Ended
Dec. 31, 2015
Investments [Abstract]
Investments

11. Investments

Investments consisted of the following as of December 31, 2015 and 2014:

		As of December 31,
	Ownership as of December 31, 2015 (%)	2015	2014
Equity investment in unconsolidated joint venture (AerDragon) (a)	17	$55,430	$51,450
Equity investment in unconsolidated joint venture (AerLift)	39	47,352	53,639
Equity investment in unconsolidated joint venture (ACSAL) (a)	19	11,923	10,459
Other investments at cost	NA	6	6
		$114,711	$115,554

(a)	AerDragon and ACSAL are VIEs for which we are not the PB but do have significant influence. Therefore, they are accounted for under the equity method.

Our share of undistributed earnings of investments in which our ownership interest is less than 50% was $34.4 million and $35.2 million as of December 31, 2015 and 2014, respectively.  Our equity investments in our unconsolidated joint ventures, AerDragon, AerLift and ACSAL, are accounted for under the equity method.